Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Text Block [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,		As of June 30,
	2014	2015	2016
			(Unaudited)
Accrued payroll and related	$809	$972	$2,790
Accrued bonus and commission	1,344	1,832	1,284
Accrued cost of revenue	2,736	6,496	7,527
Sales and other taxes payable	10,312	17,634	23,346
Accrued other expense	2,597	5,064	7,193

Total accrued expenses and other current liabilities	$17,798	$31,998	$42,140

Schedule of other long-term liabilities

Other long-term liabilities consisted of the following (in thousands):

	As of December 31,		As of June 30, 2016
	2014	2015
			(Unaudited)
Deferred rent	$523	$364	$9,515
Accrued other expense	59	84	236

Total accrued expenses and other current liabilities	$582	$448	$9,751